Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Country	Dec. 31, 2013	Dec. 31, 2012
Current [Abstract]
Federal	$ 44.8	$ (0.8)	$ 17.5
State	7.0	3.4	9.6
Non-United States	148.2	167.9	155.3
Total current	200.0	170.5	182.4
Deferred [Abstract]
Federal	53.2	21.0	(20.4)
State	(1.9)	0.9	0.5
Non-United States	2.7	(4.9)	8.3
Total deferred	54.0	17.0	(11.6)
Total provision	254.0	187.5	170.8
U.S. Federal statutory rate (in hundredths)	35.00%
Income Tax Reconciliation [Abstract]
Income tax based on statutory rate	238.6	166.4	128.9
Increase (decrease) resulting from [Abstract]
Non-United States tax rate difference	20.1	27.7	40.8
Repatriation of non-United States earnings	(10.1)	(20.5)	(16.9)
State income taxes, net of Federal benefit	2.9	3.2	6.7
Change in valuation reserve	5.0	(0.5)	4.7
Other, net	(2.5)	11.2	6.6
Total provision	254.0	187.5	170.8
Income tax benefit related to the CICE payroll tax credit	2.8	5.9
Future Income Tax Benefits / (Expense) [Abstract]
Repatriation of non-United States earnings	(53.1)	(16.7)
Total future tax benefits	59.5	115.7
Current tax asset	52.2	66.2
Current tax liability	(20.6)	(4.4)
Noncurrent tax asset	54.0	68.2
Noncurrent tax liability	(26.1)	(14.3)
Expirations of Net Operating Loss Carryforwards [Abstract]
Valuation allowance, net operating losses	103.4
Pretax income of non-United States operations	485.9	298.1	234.6
Unremitted earnings of non-United States subsidiaries	733.0
Deferred Tax Liability [Abstract]
Unremitted earnings of non-United States subsidiaries that may be remitted	452.8
Deferred tax liability, undistributed foreign earnings	53.1	16.7
Unrecognized Tax Benefits [Abstract]
Tax benefits relating to unrecognized tax benefits	1.4	1.9
Amount of unrecognized tax benefit that would affect the effective tax rate, if recognized	29.4	30.4
Interest and penalties related to unrecognized tax benefits	(0.6)	6.3	0.1
Unrecognized tax benefits [Roll forward]
Gross unrecognized tax benefits, beginning of year	23.9	26.4	25.0
Increases in prior year tax positions	0.7	2.1	5.8
Decreases in prior year tax positions	(1.2)	(5.6)	(0.8)
Increases for current year tax positions	2.2	3.4	3.1
Expiration of statute of limitations and audit settlements	(2.6)	(2.4)	(6.7)
Gross unrecognized tax benefits, end of year	23.0	23.9	26.4
Potential interest and penalties	7.8	8.4	2.1
Balance, end of year	30.8	32.3	28.5
Number of countries and territories in which the Company operates	80
U.S. Federal and Non-U.S. [Member]
Expirations of Net Operating Loss Carryforwards [Abstract]
2015	3.3
2016	7.4
2017	5.6
2018	4.0
2019	9.9
Thereafter	48.8
No expirations	356.5
Total net operating loss carryforwards	435.5
U.S. State [Member]
Expirations of Net Operating Loss Carryforwards [Abstract]
2015	3.8
2016	2.0
2017	6.8
2018	6.0
2019	0
Thereafter	299.0
No expirations	0
Total net operating loss carryforwards	317.6
Current [Member]
Future Income Tax Benefits / (Expense) [Abstract]
Accrued payroll taxes and insurance	11.4	17.9
Employee compensation payable	28.1	26.5
Pension and postretirement benefits	(5.2)	(4.7)
Repatriation of non-United States earnings	(53.1)	(16.7)
Other	50.8	46.0
Valuation allowance	(4.1)	(15.7)
Total current future income tax benefits (expense)	27.9	53.3
Deferred Tax Liability [Abstract]
Deferred tax liability, undistributed foreign earnings	53.1	16.7
Noncurrent [Member]
Future Income Tax Benefits / (Expense) [Abstract]
Accrued payroll taxes and insurance	21.4	19.7
Pension and postretirement benefits	65.7	54.9
Intangible assets	(124.7)	(122.1)
Net operating losses	129.7	151.0
Other	43.3	70.3
Valuation allowance	(103.8)	(111.4)
Total noncurrent future income tax benefits (expense)	$ 31.6	$ 62.4